Term deposits - By type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Term deposits
Fixed deposits with banks	₨ 755,324	₨ 1,029,533
Total	₨ 755,324	₨ 1,029,533